Summary of Significant Accounting Policies - Activity in Goodwill and Other Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill [Roll Forward]
Beginning balance	$ 72,334	$ 72,334	$ 72,334
Ending balance	72,334	72,334	72,334
Goodwill and Core Deposit Intangibles [Roll Forward]
Beginning balance	74,843	78,377	81,799
Amortization	2,172	3,534	3,422
Ending balance	72,671	74,843	78,377
Core deposits
Core Deposit Intangibles [Roll Forward]
Beginning balance	2,509	6,043	9,465
Amortization	(2,172)	(3,534)	(3,422)
Ending balance	$ 337	$ 2,509	$ 6,043